Related Party Disclosures	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure Party Disclosures
39. RELATED PARTY DISCLOSURES
a) Parent undertaking and controlling party
The Company’s immediate parent is Santander UK Group Holdings plc, a company incorporated in England and Wales. Its ultimate parent and controlling party is Banco Santander SA, a company incorporated in Spain. The smallest and largest groups into which the Santander UK group’s results are included are the group accounts of Santander UK Group Holdings plc and Banco Santander SA respectively, copies of which may be obtained from Shareholder Relations, 2 Triton Square, Regent’s Place, London NW1 3AN.
b) Transactions with related parties
Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2021	2020	2019	2021	2020	2019	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(164)	(119)	(130)	33	105	266	816	1,557	(1,150)	(2,151)
Immediate parent	(6)	(7)	(7)	263	316	317	7	8	(10,935)	(10,121)
Fellow subsidiaries	(57)	(58)	(66)	163	157	173	159	223	(534)	(559)
Associates & joint ventures	(34)	(29)	(29)	4	—	—	3,075	2,234	(918)	(1,034)
	(261)	(213)	(232)	463	578	756	4,057	4,022	(13,537)	(13,865)

For more on this, see ‘Balances with other Banco Santander companies’ in the Risk review. In addition, transactions with pension schemes operated by the Santander UK group are described in Note 30.
The above transactions were made in the ordinary course of business, on substantially the same terms as for comparable transactions with third party counterparties, and within limits acceptable to the PRA. Such transactions do not involve more than the normal risk of collectability or present any unfavourable features.
In 2020, Santander Consumer (UK) plc (SCUK) purchased a 50% share in a new joint venture, Volvo Car Financial Services UK Limited. In 2021, £390m of dealer lending was transferred from SCUK to the new entity.
In October 2020, Santander UK plc transferred a portfolio of mortgage assets with a book value of £3,163m to Santander Financial Services plc for a cash consideration of £3,174m, including a purchase price premium of £11m.
In 2021, SCUK sold its entire 50% shareholding in PSA Finance UK Limited to PSA Financial Services Spain EFC SA, a joint venture between Santander Consumer Finance SA, a fellow subsidiary of Banco Santander SA, and Banque PSA Finance SA. For more details, see Note 34.
In 2021, a significant part of the Corporate & Investment Banking business of Santander UK was transferred to the London branch of Banco Santander SA by way of a Part VII banking business transfer scheme. For more details, see Note 43.
In 2021, we sold our current head office site in Triton Square, London to a wholly owned subsidiary of our parent.